CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021	Feb. 23, 2022
Statement of Cash Flows [Abstract]
Net cash used in operating activities related to Discontinued operations	$ (5)	$ (12)	$ 0	$ 5
Cash and cash equivalents		480	697	293	$ 336
Current restricted cash		44	31	160	85
Restricted cash		$ 74	$ 0	$ 63	$ 69